UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22436

EntrepreneurShares Series Trust

(Exact name of registrant as specified in charter)

40 Grove Street, Wellesly Square, MA 02482

(Address of principal executive offices) (Zip code)

Dr, Joel M. Shulman

40 Grove Street, Suite 200

Wellesly Square, MA 02482

(Name and address of agent for service)

800-287-9469

Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period: December 31, 2011

Updated August 1, 2011

Item 1. Reports to Stockholders.

1

Semi-Annual Report

December 31, 2011

EntrepreneurShares Global Fund™

c/o U.S. Bancorp Fund Services, LLC

P.O. Box 0701

Milwaukee, WI 53201-0701

EntrepreneurShares Global Fund

February 17, 2012

Dear Shareholders:

As we complete our first full calendar year, we would like to extend our appreciation for your continuing support for investing in our vision. Our treatise on investments rests upon a conviction that entrepreneurial managers, as defined by our 15 attributes, will outperform non-entrepreneurs over an extended period of time.

In this semi annual report, we reflect upon our past performance and look ahead to the future. Given the volatile state of the financial markets during 2011 and the early promise in 2012, we see reason for both optimism and concern.

2011 was a difficult year in which global markets were marked by extreme volatility stemming from financial troubles in Greece/Europe and social unrest in the Middle East. Although US equity markets remained relatively unchanged from beginning to end, equity markets in the remainder of the world suffered strong, negative declines. Our Global EntrepreneurShares Mutual Fund performed similarly with a decline of 10.14% (Institutional Class – ENTIX).

Our recent returns are consistent with our historical statistics from extended performance: when general markets perform poorly, our Fund does the same. However, in positive markets our Fund tends to outperform peer benchmarks. In the period since inception, EntrepreneurShares performance has behaved in a consistent pattern. When equity markets appreciate, EntrepreneurShares tends to provide higher returns compared to our benchmarks. During declining periods, our Fund tends to drop in a similar manner. Consequently, our enthusiasm and trepidation for future Fund performance, rests with the direction of the overall market.

In the early part of 2011, our performance was positive and very strong relative to our benchmarks. However, during the tumultuous decline beginning in the Spring, our Fund declined along with Global markets. There has been no disruption or change to our investment philosophy or configuration of Fund performance.

At the time of this writing (early 2012) we are experiencing strong equity appreciation and are outperforming our benchmarks. However, should the financial markets decline our Fund will likely follow this pattern. Both paths are possible.

In 2011, a debt crisis in Greece and Portugal extended through Western Europe with additional focus on Italy and Spain. Middle East countries had social uprisings and toppled (or attempted to topple) their governments. Far East Asia experienced problems, first with Japan and its tsunami, and later with investor concerns over accounting fraud in China and growth slowdown. The United States was not without its problems as it experienced political party squabbles and mounting

1

EntrepreneurShares Global Fund

anxieties over a sovereign debt ratings decline. Even Brazil, an unusual bright spot in global growth, caused investors to pause over alarm about currency manipulation.

All of these issues gave investors incentive to flee the capital markets and move their cash to bank certificates of deposit or short-term treasuries. However, these same arguments also provided opportunity for investors to gain from equity market appreciation. We note that severe Market declines in September were offset by strong Market gains in October. Moreover, global markets, and our Fund, have appreciated significantly since reaching lows in late September.

We believe that global equities continue to be priced at very attractive levels and are positioned for a strong bounce in 2012. We continue to be confident that savvy entrepreneurs will find a way to make their businesses grow in good conditions and survive in difficult ones. Moreover, entrepreneurs have economic incentive to help grow their profits and generate stock appreciation for themselves and other shareholders.

We look forward to sharing more updates with you in the future and assisting you with your portfolio appreciation. Thank you again for your support.

Joel Shulman Ph.D., CFA

Chief Investment Officer

EntrepreneurShares

Investment in the Fund will result in certain risks which are detailed in the Prospectus. These risks include manager risk, market risk, common stock risk, risk of no prior experience of managing a registered mutual fund, small and medium sized companies risk, technology company investing risk, foreign securities risk, emerging markets risk and quantitative investment approach risk. Investors should consider carefully the investment objectives, risks, and charges and expenses before investing. For a full prospectus which contains this and other information about the funds offered by EntrepreneurShares,call us at 1-877-271-8811. Please read the full prospectus carefully before investing.

Past performance results do not guarantee future results. The investment results and principal value of an investment in the Entrepreneur Funds will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost of such shares. Current performance may be lower or higher than the performance presented herein. For current performance call 1-877-271-8811

Opinions expressed are subject to change, are not guaranteed and should not be considered recommendations to buy or sell any security. Performance is net of 1.7% fee applied to Institutional class (ENTIX). Past performance is no guarantee of future results.

Distributed by Rafferty Capital LLC

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EntrepreneurShares Global Fund

SECTOR ALLOCATION OF PORTFOLIO INVESTMENTS

December 31, 2011 (Unaudited)

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EntrepreneurShares Global Fund

EXPENSE EXAMPLE

December 31, 2011 (Unaudited)

As a shareholder of The EntrepreneurShares Global Fund (the “Fund”), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A shares; and (2) ongoing costs, including investment advisory fees, distribution and/or shareholder servicing fees, and other Fund expenses, which are indirectly paid by shareholders. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2011 - December 31, 2011.

ACTUAL EXPENSES

The first line of the table below for each share class of the Fund provides information about actual account values and actual expenses. However, the table does not include shareholder specific fees, such as the $15.00 fee charged for wire redemptions. The table also does not include portfolio trading commissions and related trading costs. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratios for each share class of the Fund and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

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EntrepreneurShares Global Fund

EXPENSE EXAMPLE (continued)

December 31, 2011 (Unaudited)

EntrepreneurShares Global Fund – Retail Class

			Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	July 1, 2011-
	July 1, 2011	December 31, 2011	December 31, 2011
Actual	$1,000.00	$844.70	$9.04
Hypothetical (5% annual return before expenses)	1,000.00	1,015.33	9.88
*	Expenses are equal to the Fund’s annualized expense ratio (including extraordinary expenses) of 1.95%, multiplied by the average account value over the period, multiplied by 184/366 to reflect the half year period.

EntrepreneurShares Global Fund – Institutional Class

			Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	July 1, 2011-
	July 1, 2011	December 31, 2011	December 31, 2011
Actual	$1,000.00	$845.90	$7.89
Hypothetical (5% annual return before expenses)	1,000.00	1,016.59	8.62
*	Expenses are equal to the Fund’s annualized expense ratio (including extraordinary expenses) of 1.70%, multiplied by the average account value over the period, multiplied by 184/366 to reflect the half year period.

EntrepreneurShares Global Fund – Class A

			Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	July 1, 2011-
	July 1, 2011	December 31, 2011	December 31, 2011
Actual	$1,000.00	$844.80	$9.09
Hypothetical (5% annual return before expenses)	1,000.00	1,015.28	9.93
*	Expenses are equal to the Fund’s annualized expense ratio (including extraordinary expenses) of 1.96%, multiplied by the average account value over the period, multiplied by 184/366 to reflect the half year period.
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EntrepreneurShares Global Fund

SCHEDULE OF INVESTMENTS

December 31, 2011(Unaudited)

Shares		Value
	COMMON STOCKS - 98.65%
	Administrative and Support Services - 2.86%
933	Expedia, Inc.	$27,076
4,100	Flight Centre Ltd. (a)	67,599
2,478	The Geo Group, Inc. (b)	41,507
5,000	Liquidity Services, Inc. (b)	184,500
930	Mantech International Corp.	29,053
1,299	Portfolio Recovery Associates, Inc. (b)	87,708
933	TripAdvisor, Inc. (a)(b)	23,521
		460,964
	Advertising Agencies - 0.71%
5,000	JCDecaux SA (a)(b)	115,156
	Ambulatory Health Care Services - 4.11%
1,350	BioMerieux SA (a)	96,517
77,000	China Shineway Pharmaceutical Group Ltd. (a)	109,255
2,500	Cochlear Ltd. (a)	158,534
1,100	Coloplast A/S (a)	158,202
6,300	Galapagos NV (a)(b)	84,717
778	Mednax, Inc. (b)	56,024
		663,249
	Amusement, Gambling, and Recreation Industries - 0.88%
1,998	Las Vegas Sands Corp. (b)	85,374
518	Wynn Resorts Ltd.	57,234
		142,608
	Apparel Manufacturing - 3.31%
2,970	Guess?, Inc.	88,565
5,000	Lululemon Athletica, Inc. (b)	233,300
36,000	Ports Design Ltd. (a)	54,418
1,344	Under Armour, Inc. (b)	96,486
2,198	Zumiez, Inc. (b)	61,016
		533,785
	Broadcasting (except Internet) - 1.63%
30,000	CTC Media, Inc. (a)	263,100

The accompanying notes are an integral part of these financial statements.

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EntrepreneurShares Global Fund

SCHEDULE OF INVESTMENTS (continued)

December 31, 2011(Unaudited)

Shares		Value
	Building Material and Garden Equipment and Supplies Dealers - 2.29%
100,000	DMCI Holdings, Inc. (a)	$94,174
15,000	SM Investments Corp. (a)	199,236
3,525	Titan Machinery, Inc. (b)	76,598
		370,008
	Chemical Manufacturing - 5.16%
1,656	Alexion Pharmaceuticals, Inc. (b)	118,404
3,183	Inter Parfums, Inc. (a)	49,527
3,000	Jazz Pharmaceuticals, Inc. (b)	115,890
4,558	LSB Industries, Inc. (b)	127,761
3,354	Medicis Pharmaceutical Corp.	111,520
4,105	Optimer Pharmaceuticals, Inc. (b)	50,245
528	Regeneron Pharmaceuticals, Inc. (b)	29,267
6,200	Rigel Pharmaceuticals, Inc. (b)	48,918
3,952	Seattle Genetics, Inc. (b)	66,058
3,525	Theravance, Inc. (b)	77,903
788	United Therapeutics Corp. (b)	37,233
		832,726
	Clothing and Clothing Accessories Stores - 2.09%
1,026	Blue Nile, Inc. (b)	41,943
2,830	The Finish Line, Inc.	54,576
800	LVMH Moet Hennessy Louis Vuitton SA (a)	113,272
3,916	The Men's Wearhouse, Inc.	126,918
		336,709

The accompanying notes are an integral part of these financial statements.

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EntrepreneurShares Global Fund

SCHEDULE OF INVESTMENTS (continued)

December 31, 2011(Unaudited)

Shares		Value
	Computer and Electronic Product Manufacturing - 13.29%
14,000	Axis Communications AB (a)	$281,748
1,327	Cabot Microelectronics Corp. (a)(b)	62,701
639	CSR PLC - ADR (b)	7,304
3,578	Cypress Semiconductor Corp.	60,432
1,182	Illumina, Inc. (b)	36,027
7,659	IPG Photonics Corp. (b)	259,410
5,702	Ituran Location and Control Ltd. (a)(c)	77,946
5,370	IXYS Corp. (a)(b)	58,157
2,073	Microchip Technology, Inc.	75,934
7,000	Mindray Medical International Ltd. - ADR	179,480
14,100	Miranda Technologies, Inc. (a)(b)(c)	126,087
1,910	National Instruments Corp.	49,565
1,000	Nidec Corp. (a)	86,917
12,000	Parrot SA (a)(b)(c)	269,307
20,000	Spreadtrum Communications, Inc. - ADR	417,600
4,074	STEC, Inc. (b)	34,996
1,991	Stratasys, Inc. (b)	60,546
		2,144,157
	Credit Intermediation and Related Activities - 1.41%
4,584	Capital One Financial Corp.	193,857
400	Credit Acceptance Corp. (b)	32,912
		226,769
	Data Processing, Hosting and Related Services - 2.71%
5,762	Acme Packet, Inc. (b)	178,104
1,192	CoStar Group, Inc. (b)	79,542
4,690	ExlService Holdings, Inc. (b)	104,915
3,172	Riverbed Technology, Inc. (a)(b)	74,542
		437,103
	Educational Services - 1.48%
8,788	Bridgepoint Education, Inc. (b)	202,124
2,063	K12, Inc. (b)	37,010
		239,134
	Electrical Equipment, Appliance, and Component Manufacturing - 2.06%
20,000	Alpha & Omega Semiconductor Ltd. (a)(b)(c)	146,200
3,193	iRobot Corp. (b)	95,311
17,884	Taser International, Inc. (b)	91,566
		333,077

The accompanying notes are an integral part of these financial statements.

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EntrepreneurShares Global Fund

SCHEDULE OF INVESTMENTS (continued)

December 31, 2011(Unaudited)

Shares		Value
	Fabricated Metal Product Manufacturing - 0.38%
1,577	BE Aerospace, Inc. (b)	$61,046
	Food Manufacturing - 4.21%
150,000	Charoen Pokphand Foods PCL (a)	156,894
200,000	Golden Agri-Resources Ltd. (a)	110,250
2,664	The Hain Celestial Group, Inc. (b)	97,662
2,261	J&J Snack Foods Corp.	120,466
10,000	MHP SA - ADR (b)	107,100
22,500	Wilmar International Ltd. (a)	86,736
		679,108
	Food Services and Drinking Places - 3.10%
364	Chipotle Mexican Grill, Inc. (b)	122,937
545	Panera Bread Co. (b)	77,090
3,451	Papa John's International, Inc. (b)	130,034
1,659	Starbucks Corp.	76,331
6,280	Texas Roadhouse, Inc.	93,572
		499,964
	Hospitals - 0.40%
1,410	IPC The Hospitalist Co., Inc. (b)	64,465
	Insurance Carriers and Related Activities - 1.82%
5,982	Meadowbrook Insurance Group, Inc.	63,888
1,020	Mercury General Corp.	46,532
2,923	Molina Healthcare, Inc. (b)	65,271
2,333	National Interstate Corp.	57,555
1,265	The Navigators Group, Inc. (b)	60,315
		293,561
	Machinery Manufacturing - 1.75%
13,000	Fabrinet (a)(b)	177,840
5,696	II-VI, Inc. (b)	104,579
		282,419
	Medical Equipment and Supplies Manufacturing - 1.93%
20,000	Renishaw PLC (a)(c)	312,151
	Miscellaneous Manufacturing - 1.45%
1,441	ICU Medical, Inc. (b)	64,845
259	Intuitive Surgical, Inc. (b)	119,919
3,442	Jakks Pacific, Inc.	48,567
		233,331

The accompanying notes are an integral part of these financial statements.

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EntrepreneurShares Global Fund

SCHEDULE OF INVESTMENTS (continued)

December 31, 2011(Unaudited)

Shares		Value

	Motion Picture and Sound Recording Industries - 0.23%
535	Netflix, Inc. (b)	$37,070
	Motor Vehicle and Parts Dealers - 0.52%
5,702	Sonic Automotive, Inc.	84,447
	Nonstore Retailers - 2.10%
45,000	Alibaba.com Ltd. (a)(b)	46,526
4,147	eBay, Inc. (a)(b)	125,779
3,318	Sohu.com, Inc. (a)(b)	165,900
		338,205
	Oil and Gas Extraction - 0.34%
954	Contango Oil & Gas Co. (b)	55,504
	Other Information Services - 1.17%
207	Google, Inc. (b)	133,701
2,224	Travelzoo, Inc. (b)	54,666
		188,367
	Personal and Laundry Services - 1.04%
6,000	Natura Cosmeticos SA (a)	116,639
4,780	Service Corp International	50,907
		167,546
	Pipeline Transportation - 0.90%
4,239	Copano Energy LLC	144,974
	Primary Metal Manufacturing - 3.46%
10,000	Antofagasta PLC (a)	188,688
12,000	Eurasian Natural Resources Corp. PLC (a)	118,431
66,000	Indorama Ventures PCL (a)	61,189
30,000	MMX Mineracao e Metalicos SA (a)(b)	107,278
2,500	Novolipetsk Steel OJSC (b)	49,100
2,597	Steel Dynamics, Inc.	34,150
		558,836

The accompanying notes are an integral part of these financial statements.

10

EntrepreneurShares Global Fund

SCHEDULE OF INVESTMENTS (continued)

December 31, 2011(Unaudited)

Shares		Value

	Professional, Scientific, and Technical Services - 11.80%
2,986	comScore, Inc. (b)	$63,303
15,000	iGate Corp. (a)(b)	235,950
3,328	Netscout Systems, Inc. (b)	58,573
1,900	PAREXEL International Corp. (a)(b)	39,406
30,000	Park24 Co. Ltd. (a)	398,337
42,000	Seek Ltd. (a)	243,569
1,141	Solera Holdings, Inc. (a)	50,820
4,105	Sourcefire, Inc. (b)	132,920
3,888	SYKES Enterprises, Inc. (b)	60,886
2,447	Synchronoss Technologies, Inc. (b)	73,924
1,111	Syntel, Inc.	51,962
1,708	VeriSign, Inc. (a)	61,010
4,468	Virtusa Corp. (b)	64,697
10,084	VistaPrint NV (a)(b)	308,570
2,727	Vocus, Inc. (a)(b)	60,239
		1,904,166
	Publishing Industries (except Internet) - 2.74%
1,041	Concur Technologies, Inc. (b)	52,873
975	Opnet Technologies, Inc.	35,753
2,685	RightNow Technologies, Inc. (b)	114,730
2,193	SuccessFactors, Inc. (b)	87,435
1,971	Synopsys, Inc. (a)(b)	53,611
1,493	Ultimate Software Group, Inc. (b)	97,224
		441,626
	Real Estate - 3.03%
25,000	Africa Israel Investment Ltd. (a)(b)	75,571
16,000	Direcional Engenharia SA (a)(b)	81,490
12,959	E-House (China) Holdings Ltd. - ADR	55,335
50,000	Hopewell Holdings Ltd. (a)	127,855
26,000	MRV Engenharia e Participacoes SA (a)	149,149
		489,400

The accompanying notes are an integral part of these financial statements.

11

EntrepreneurShares Global Fund

SCHEDULE OF INVESTMENTS (continued)

December 31, 2011(Unaudited)

Shares		Value

	Retail Trade - 2.57%
1,200	Inditex SA (a)	$98,280
2,500	MercadoLibre, Inc. (a)	198,850
15,000	SuperGroup PLC (a)(b)	118,221
		415,351
	Securities, Commodity Contracts, and Other Financial Investments and
	Related Activities - 3.54%
1,970	The Charles Schwab Corp.	22,182
3,411	Cohen & Steers, Inc.	98,578
1,628	Evercore Partners, Inc. (a)	43,337
1,698	Federated Investors, Inc.	25,725
4,396	Hercules Technology Growth Capital, Inc.	41,498
3,500	Lundbergforetagen AB (a)	103,240
950	Morningstar, Inc.	56,477
750	Partners Group Holding AG (a)	130,869
1,358	Westwood Holdings Group, Inc.	49,635
		571,541
	Specialty Retail - 1.06%
76,000	Chow Sang Sang Holdings International Ltd. (a)	171,246
	Support Activities for Mining - 2.54%
19,319	W&T Offshore, Inc.	409,756
	Telecommunications - 0.64%
2,581	Oplink Communications, Inc. (a)(b)	42,509
22,200	QSC AG (a)(b)	60,022
		102,531
	Transportation Equipment Manufacturing - 0.46%
2,592	Tesla Motors, Inc. (b)	74,027
	Utilities - 0.38%
818	ITC Holdings Corp.	62,070
	Waste Management and Remediation Services - 0.65%
1,636	Clean Harbors, Inc. (b)	104,262
	Water Transportation - 0.45%
2,322	Hornbeck Offshore Services, Inc. (b)	72,028
	TOTAL COMMON STOCKS (Cost $16,631,768)	15,917,543

The accompanying notes are an integral part of these financial statements.

12

EntrepreneurShares Global Fund

SCHEDULE OF INVESTMENTS (continued)

December 31, 2011(Unaudited)

Shares		Value

	CLOSED-ENDED MUTUAL FUNDS - 0.56%
	Funds, Trusts, and Other Financial Vehicles - 0.56%
2,890	Ares Capital Corp.	$44,650
4,499	PennantPark Investment Corp.	45,395
	TOTAL CLOSED-ENDED MUTUAL FUNDS (Cost $99,001)	90,045

	REAL ESTATE INVESTMENT TRUSTS (REITs) - 0.69%
	Real Estate - 0.69%
2,156	DuPont Fabros Technology, Inc.	52,219
1,037	Equity Residential	59,140
	TOTAL REAL ESTATE INVESTMENT TRUSTS (REITs) (Cost $97,982)	111,359

	Total Investments (Cost $16,828,751) - 99.90%	16,118,947
	Other Assets in Excess of Liabilities - 0.10%	16,656
	TOTAL NET ASSETS - 100.00%	$16,135,603

	Percemtage are stated as a percent of net assets.
	ADR - American Depository Receipt
	(a) Foreign
	(b) Non-income producing security.
	(c) Security is considered illiquid and may be difficult to sell.

The accompanying notes are an integral part of these financial statements.

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EntrepreneurShares Global Fund

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2011(Unaudited)

ASSETS:
Investments, at value (cost $16,828,751)	$16,118,947
Dividends receivable	18,169
Receivable for investments sold	90,076
Receivable for capital stock sold	200
Receivable from Investment Advisor	1,966
Other assets	33,740
Total Assets	16,263,098

LIABILITIES:
Due to custodian	79,251
Payable for capital stock redeemed	4,231
Distributions payable	5,846
Accrued distribution fee	792
Other accrued expenses	37,375
Total Liabilities	127,495

NET ASSETS	$16,135,603

NET ASSETS CONSIST OF:
Capital stock	$17,350,973
Unrealized depreciation on
investments	(709,923)
Accumulated net investment loss	(39,582)
Accumulated net realized loss	(465,865)

Total Net Assets	$16,135,603

NET ASSETS CONSIST OF:
Class Retail Shares:
Net assets	$1,682,377
Shares outstanding	177,616

Net Asset Value and Redemption Price Per Share
(Unlimited shares of no par value authorized)	$9.47

Class Institutional Shares:
Net assets	$14,435,968
Shares outstanding	1,520,321

Net Asset Value and Redemption Price Per Share
(Unlimited shares of no par value authorized)	$9.50

Class A Shares:
Net assets	$17,258
Shares outstanding	1,821

Net Asset Value and Redemption Price Per Share
(Unlimited shares of no par value authorized)	$9.48
Maximum Offering Price Per Share (1)	$9.95

(1) Includes a sales load of 4.75%. See Footnote 10.

The accompanying notes are an integral part of these financial statements.

14

EntrepreneurShares Global Fund

STATEMENT OF OPERATIONS

For the period ended December 31, 2011(Unaudited)

INVESTMENT INCOME:
Dividend income*	$108,825
Interest income	6
108,831

EXPENSES:
Investment advisory fees	98,202
Legal fees	37,206
Transfer agent and shareholder service fees	29,529
Federal and state registration fees	24,130
Fund accounting fees	20,267
Administration fees	11,134
Custody fees	10,816
Audit fees	10,727
Reports to shareholders	2,405
Distribution fees - Retail Shares	1,387
Directors' fees and expenses	581
Distribution fees - Class A Shares	23
Other	11,970
Total expenses	258,377
Expense reimbursement	(123,229)
Net expenses	135,148

NET INVESTMENT LOSS	(26,317)

REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
Net realized loss on investment transactions	(435,778)
Net realized loss on foreign currency transactions	(30,059)
Change in unrealized depreciation on investments	(1,866,189)
Change in unrealized depreciation on foreign currency	(306,931)
Net loss on investments	(2,638,957)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(2,665,274)

* Net of $2,400 in foreign tax withholdings

The accompanying notes are an integral part of these financial statements.

15

EntrepreneurShares Global Fund

STATEMENT OF CHANGES IN NET ASSETS

	SIX MONTHS	PERIOD FROM
	ENDED	NOV. 11, 2010*
	DEC. 31, 2011	TO JUNE 30, 2011
	(UNAUDITED)

OPERATIONS:
Net investment loss	$(26,317)	$(58,701)
Net realized gain(loss) on investment transactions	(435,778)	96,141
Net realized loss on foreign currency transactions	(30,059)	(13,265)
Change in unrealized appreciation(depreciation) on investments	(1,866,189)	1,419,639
Change in unrealized appreciation(depreciation) on foreign currency	(306,931)	43,558
Net increase(decrease) in net assets resulting from operations	(2,665,274)	1,487,372
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold - Retail	891,710	1,298,485
Proceeds from shares sold - Institutional	653,090	14,752,273
Proceeds from shares sold - Class A	—	19,093
Proceeds from shares issued to holders in reinvestment of dividends - Retail	1,267	45
Proceeds from shares issued to holders in reinvestment of dividends - Institutional	5,482	17,385
Proceeds from shares issued to holders in reinvestment of dividends - Class A	13	1
Payment for shares redeemed - Retail**	(350,342)	(6,402)
Payment for shares redeemed - Institutional**	(31,040)	(44)
Payment for shares redeemed - Class A**	—	(43)
Net increase from capital share transactions	1,170,180	16,080,793
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from realized gains - Retail	(1,320)	—
Distributions from realized gains - Institutional	(11,274)	—
Distributions from realized gains - Class A C	(14)	—
Dividends from net investment income - Retail	—	(46)
Dividends from net investment income - Institutional	—	(24,813)
Dividends from net investment income - Class A	—	(1)
Total dividends and distributions	(12,608)	(24,860)
INCREASE(DECREASE) IN NET ASSETS	(1,507,702)	17,543,305
NET ASSETS:
Beginning of Period	17,643,305	100,000
End of Period (Including accumulated net investment loss of $39,582and $13,265, respectively)	$16,135,603	$17,643,305

*	The Fund commenced operations on November 11, 2010.
**	Net redemption fees of less then $1 for the period ended June 30, 2011.

The accompanying notes are an integral part of these financial statements.

16

EntrepreneurShares Global Fund

FINANCIAL HIGHLIGHTS

Retail Class
	SIX MONTHS		PERIOD FROM
	ENDED		NOV. 11, 2010*
	DEC. 31, 2011		TO JUNE 30, 2011
	(UNAUDITED)

Per Share Data:
Net asset value, beginning of period	$11.21		$10.00
Income (loss) from investment operations:
Net investment loss (5)	(0.02)		(0.08)
Net realized and unrealized gains (losses)on investments	(1.71)		1.31
Total from investment operations	(1.73)		1.23
Less distributions:
Dividends from net investment income	—		(0.02)
Distributions from net realized capital gains	(0.01)		—
Total distributions	(0.01)		(0.02)
Net asset value, end of period	$9.47		$11.21
Total return	-15.53%	(1)	12.27%	(1)
Supplemental data and ratios:
Net assets, end of period (000's)	$1,682		$1,314
Ratio of expenses to average net assets	1.95%	(2)(4)	1.95%	(2)(3)(4)
Ratio of net investment loss to average net assets	-0.55%	(2)(4)	-1.12%	(2)(4)
Portfolio turnover rate	13.22%	(1)	32.87%	(1)

(1)	Not annualized.
(2)	Annualized.
(3)	Including interest expense increases the ratio by 0.09%.
(4)	Net of fees waived of 1.54% and 1.03% for the periods ended December 31, 2011 and June 30, 2011, respectively.
(5)	Net investment loss per share has been calculated based on average shares outstanding during the period.

The accompanying notes are an integral part of these financial statements.

17

EntrepreneurShares Global Fund

FINANCIAL HIGHLIGHTS (Continued)

Institutional Class
	SIX MONTHS		PERIOD FROM
	ENDED		NOV. 11, 2010*
	DEC. 31, 2011		TO JUNE 30, 2011
	(UNAUDITED)

Per Share Data:
Net asset value, beginning of period	$11.23		$10.00
Income (loss) from investment operations:
Net investment loss (5)	(0.02)		(0.04)
Net realized and unrealized gains (losses)on investments	(1.70)		1.29
Total from investment operations	(1.72)		1.25
Less distributions:
Dividends from net investment income	—		(0.02)
Distributions from net realized capital gains	(0.01)		—
Total distributions	(0.01)		(0.02)
Net asset value, end of period	$9.50		$11.23
Total return	-15.41%	(1)	12.50%	(1)
Supplemental data and ratios:
Net assets, end of period (000's)	$14,436		$16,309
Ratio of expenses to average net assets	1.70%	(2)(4)	1.70%	(2)(3)(4)
Ratio of net investment loss to average net assets	-0.32%	(2)(4)	-0.60%	(2)(4)
Portfolio turnover rate	13.22%	(1)	32.87%	(1)

(1)	Not annualized.
(2)	Annualized.
(3)	Including interest expense increases the ratio by 0.07%.
(4)	Net of fees waved of 1.57% and 1.03% for the periods ended December 31, 2011 and June 30, 2011, respectively.
(5)	Net investment loss per share has been calculated based on average shares outstanding during the period.

The accompanying notes are an integral part of these financial statements.

18

EntrepreneurShares Global Fund

FINANCIAL HIGHLIGHTS (Continued)

Class A
	SIX MONTHS		PERIOD FROM
	ENDED		NOV. 11, 2010*
	DEC. 31, 2011		TO JUNE 30, 2011
	(UNAUDITED)

Per Share Data:
Net asset value, beginning of period	$11.22		$10.00
Income from investment operations:
Net investment loss (5)	(0.03)		(0.06)
Net realized and unrealized gains (losses)on investments	(1.70)		1.29
Total from investment operations	(1.73)		1.23
Less distributions:
Dividends from net investment income	—		(0.01)
Distributions from net realized capital gains	(0.01)		—
Total distributions	(0.01)		(0.01)
Net asset value, end of period	$9.48		$11.22
Total return	-15.52%	(1)	12.35%	(1)
Supplemental data and ratios:
Net assets, end of year (000's)	$17		$20
Ratio of expenses to average net assets	1.95%	(2)(3)(4)	1.95%	(2)(3)(4)
Ratio of net investment income to average net assets	-0.58%	(2)(4)	-0.84%	(2)(4)
Portfolio turnover rate	13.22%	(1)	32.87%	(1)

(1)	Not annualized.
(2)	Annualized.
(3)	Including interest expense increases the ratio by 0.01% and0.03% for the periods ended December31, 2011and June 30, 2011, respectively.
(4)	Net of fees waived of 1.57% and 1.03% for the periods ended December 31, 2011 and June 30, 2011, respectively.
(5)	Net investment loss per share has been calculated based on average shares outstanding during the period.

The accompanying notes are an integral part of these financial statements.

19

EntrepreneurShares Global Fund

NOTES TO FINANCIAL STATEMENTS

December 31, 2011(Unaudited)

1. ORGANIZATION

EntrepreneurShares Series Trust, a Delaware statutory trust (the “Trust”), was formed on July 1, 2010, and has authorized capital of unlimited shares of beneficial interest. The Trust is a open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and is authorized to issue multiple series and classes of shares. EntrepreneurShares Global Fund (the “Fund”) is currently the sole series of the Trust and is classified as a “diversified” series, as defined in the 1940Act. The Fund commenced operations on November 11, 2010.

The investment goal of the Fund is to seek long-term capital appreciation. The Fund seeks these investment results through active principles-based securities selection. The Fund mainly invests in equity securities of global companies with market capitalizations that are above $150 million at the time of initial purchase and possess entrepreneurial characteristics, as determined by the Fund’s portfolio manager.

As described in the Fund’s prospectus, the Class A and Retail Class shares are subject to a 0.25% distribution (12b-1) fee and the Class A shares have a sales load. The Institutional Class shares have neither a 12b-1 fee nor a sales load. Each class of shares has identical rights and privileges, except with respect to the sales load and 12b-1 fee, and voting rights on matters affecting a single class of shares.

2. SUMMARY OF SIGNIFICANT ACCOUNT POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).

Investment Valuations

In determining the net asset value (NAV) of the Fund’s shares, securities that are listed on a national securities exchange (other than The Nasdaq OMX Group, Inc., referred to as NASDAQ) are valued at the last sale price on the day the valuation is made. Securities that are traded on NASDAQ under one of its three listing tiers, NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market, are valued at the Nasdaq Official Closing Price. Securities price information on listed stocks is taken from the exchange where the security is primarily traded. Securities which are listed on an exchange but which are not traded on the valuation date are valued at the most recent bid price. Unlisted securities held by the Fund are valued at the average of the quoted bid and ask prices in the OTC market. Securities and other assets for which market quotations are not readily available are valued by appraisal at their

20

EntrepreneurShares Global Fund

NOTES TO FINANCIAL STATEMENTS

December 31, 2011(Unaudited)

fair value as determined in good faith by Weston Capital Advisors, LLC (the “Advisor”) under procedures established by and under the general supervision and responsibility of the Board.

Short-term investments held with a remaining maturity of 60 days or less generally are valued at amortized cost, as the Board believes that this method of valuing short-term investments approximates market value. Short-term investments with 61 days or more to maturity at time of purchase are valued at market value through the 61st day prior to maturity, based on quotations received from market makers or other appropriate sources; thereafter, they are generally valued at amortized cost.

There is no definitive set of circumstances under which the Fund may elect to use fair value procedures to value a security. Types of securities that the Fund may hold for which fair value pricing might be required include, but are not limited to: (a) illiquid securities, including restricted securities and private placements for which there is no public market; (b) options not traded on a securities exchange; (c) securities of an issuer that has entered into a restructuring; (d) securities whose trading has been halted or suspended, as permitted by the Securities and Exchange Commission (the SEC); (e) foreign securities, if an event or development has occurred subsequent to the close of the foreign market and prior to the close of regular trading on the New York Stock Exchange that would materially affect the value of the security; and (f) fixed income securities that have gone into default and for which there is not a current market value quotation. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. There can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its NAV per share.

Fair-valued securities are valued by the Advisor, under the supervision of the Board. There is no single standard for determining the fair value of a security. Rather, in determining the fair value of a security, the Advisor and the Board shall take into account the relevant factors and surrounding circumstances, which may include: (1) the nature and pricing history (if any) of the security; (2) whether any dealer quotations for the security are available; (3) possible valuation methodologies that could be used to determine the fair value of the security; (4) the recommendation of the portfolio manager of the Fund with respect to the valuation of the security; (5) whether the same or similar securities are held by other funds managed by the Advisor or other Funds and the method used to price the security in those Funds; (6) the extent to which the fair value to be determined for the security will result from the use of data or formulae produced by third parties independent of the Advisor; and (7) the liquidity or illiquidity of the market for the security.

21

EntrepreneurShares Global Fund

NOTES TO FINANCIAL STATEMENTS

December 31, 2011(Unaudited)

Use of Estimates and Indemnifications:

The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in these financial statements. Actual results could differ from those estimates.

In the normal course of business the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown; however, the Trust has not had claims or losses pursuant to these contracts and the Trust expects any risk of loss to be remote.

Federal Income Tax:

The Fund intends to qualify as a “regulated investment company” under Sub-chapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and not realized gains to shareholders. The Fund has reviewed all open tax years and major jurisdictions and concluded that the fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority, for the period ended June 30, 2011.

The Fund would recognize interest and penalties, if any, related to uncertain tax benefits in the Statement of Operations. During the period, the Fund did not incur any interest or penalties. Open tax years are those that are open for exam by taxing authorities. As of June 30, 2011, open Federal tax years include the tax year ended June 30, 2011. The Fund has no examination in progress.

Fair Value Measurement:

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

Level 1: Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

22

EntrepreneurShares Global Fund

NOTES TO FINANCIAL STATEMENTS

December 31, 2011(Unaudited)

Level 2: Significant inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

Level 3: Significant inputs that are unobservable.

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Fund. The Fund considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Fund’s perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities and real estate investment trusts, closed-end mutual funds, and certain money market securities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. The table below is a summary of the inputs used to value the Fund’s investments as of December 31, 2011.

Investments at Value	Total	Level 1	Level 2	Level 3
Total Common Stock*	$15,917,543	$15,917,543	$—	$—
Total Real Estate Investment Trusts*	111,359	111,359	—	—
Total Closed-End Mutual Funds	90,045	90,045	—	—
Total Investments	$16,118,947	$16,118,947	$—	$—

* For further information regarding security characteristics, please see the Schedule of Investments.

The Fund did not hold any Level 3 securities during the period ended December 31, 2011. There were no transfers of securities between levels during the period ended December 31, 2011. Transfers between levels are recognized at the end of the reporting period. The Fund did not hold any derivative securities during the reporting period.

23

EntrepreneurShares Global Fund

NOTES TO FINANCIAL STATEMENTS

December 31, 2011(Unaudited)

In May 2011, the FASB issued ASU No. 2011-4, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements” in GAAP and the International Financial Reporting Standards (“IFRS”). ASU No. 2011-4 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and disclosing information about fair value measurements in accordance with GAAP and IFRS. ASU No. 2011-4 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. Management is currently evaluating the impact these amendments may have on the Fund’s financial statements.

Distribution to Shareholders

The Fund intends to distribute to its shareholders any net investment income and any net realized long or short-term capital gains, if any, at least annually. Distributions are recorded on ex-dividend date. The Fund may periodically make reclassifications among certain of its capital accounts as a result of the characterization of certain income and realized gains determined annually in accordance with federal tax regulations that may differ from generally accepted accounting principles.

Foreign Currency Transactions

The Fund’s books and records are maintained in U.S. dollars. Foreign currency denominated transactions (i.e. market value of investment securities, assets and liabilities, purchases and sales of investment securities and income and expenses) are translated into U.S. dollars at the current rate of exchange. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Allocation of Income, Expenses, Gains/Loss

Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Fund are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of the Fund. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated based average net assets, with the exception of 12b-1 fees, which are expensed at 0.25% of average daily net assets of the Retail Class and 0.25% of average daily net assets of the Class A shares.

Other

Investment transactions are recorded on the trade date. Dividend income, less any foreign tax withheld, is recognized on ex-dividend date and interest income is recognized on an accrual basis, including amortization/accretion of premiums or discounts.

24

EntrepreneurShares Global Fund

NOTES TO FINANCIAL STATEMENTS

December 31, 2011(Unaudited)

Net investment income, other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day.

3. AGREEMENTS

Investment Advisory Agreement

The Advisor oversees the performance of the Fund and is responsible for overseeing the management of the investment portfolio of the Fund. These services are provided under the terms of an Investment Advisory Agreement dated October 14, 2010 (the “Investment Advisory Agreement”) between the Trust and the Advisor, pursuant to which the Advisor receives an annual advisory fee equal to 1.25% of the Fund’s average net assets.

Through October 31, 2012, the Advisor agrees to waive and/or reimburse the Fund for its management fee and, to the extent necessary, bear other expenses, to limit the total annualized expenses (excluding borrowing and investment-related costs and fees, taxes, extraordinary expenses and fees and expenses of underlying funds) of Class A shares, Retail Class shares and Institutional Class shares of the Fund to the amounts of 1.95%, 1.95% and 1.70% per annum, respectively, of net assets attributable to such shares of the Fund. The Advisor shall be permitted to recover expenses it has borne subsequent to the effective date of this agreement (whether through reduction of its management fee or otherwise) in later periods to the extent that the Fund’s expenses fall below the annual rates set forth above, provided, however, that the Fund is not obligated to pay any such reimbursed fees more than three years after the end of the fiscal year in which the expense was borne by the Advisor. The Advisor has waived fees as follows:

Amount	Expiration
$121,768	June 30, 2014
$123,229	June 30, 2015

Sub-Advisory services are provided to the Fund, pursuant to an agreement between the Advisor and EntrepreneurShares, LLC (the “Sub-Advisor”). Under the terms of this sub-advisory agreement, the Advisor, not the Fund, compensates the Sub-Advisor based on the Fund’s average net assets.

25

EntrepreneurShares Global Fund

NOTES TO FINANCIAL STATEMENTS

December 31, 2011(Unaudited)

4. DISTRIBUTION PLAN

The Trust has adopted distribution and service (Rule 12b-1) plans for the Fund’s Class A and Retail Class shares in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended. Each Plan allows the Fund to use up to 0.25% of the average daily net assets attributable to the relevant class of Fund shares, to pay sales, distribution, and other fees for the sale of that share class and for services provided to holders of that class of shares. Because these fees are paid out of the Fund’s assets, over time, these fees will increase the cost of your investment in Class A or Retail Class shares and may cost you more than paying other types of sales charges. The Fund’s Institutional Class shares are not subject to any distribution and service (Rule 12b-1) fees.

5. INCOME TAXES

The distribution of $24,860 paid during the period ended June 30, 2011 was classified as ordinary income for tax purposes.

Additionally, GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the period ended June 30, 2011, Accumulated Net Investment Loss was increased by $70,296 and Accumulated Realized Gain was decreased by $70,296. The permanent differences relate primarily to foreign currency reclassifications, partnership adjustments and reclassification of net operating losses.

As of June 30, 2011, the cost of investments, gross unrealized appreciation and depreciation of investments and distributable income for tax purposes are:

Cost of Investments	$15,908,932
Unrealized appreciation	2,198,902
Unrealized depreciations	(730,319)
Net unrealized appreciation	1,468,583
Undistributed ordinary income	9,465
Undistributed long-term capital gain	2,469
Distributable income	11,934
Other accumulated losses	(18,005)
Total accumulated gains	$1,462,512

The cost of investments differs for financial statement and tax purposes primarily due to partnership adjustments.

26

EntrepreneurShares Global Fund

NOTES TO FINANCIAL STATEMENTS

December 31, 2011(Unaudited)

As of June 30, 2011, the Fund had no capital loss carryforwards which could be used to offset future gains.

At June 30, 2011 the Fund had post-October losses of $13,625.

6. OFFERING COSTS

Offering costs include legal fees regarding the preparation of the initial registration statement. These costs were paid by the Fund. The total amount of the offering costs incurred by the Trust and Fund was $68,734.

7. CAPITAL SHARE TRANSACTIONS

The Trust has authorized capital of unlimited shares of no par value which may be issued in more than one class or series. Currently the Trust consists of one series, the Fund. Transactions in shares of the Fund were as follows:

	SIX MONTHS	PERIOD
	ENDED	ENDED
	DEC. 31, '11	JUNE 30, '11
	(UNAUDITED)
Retail Class
Shares sold	94,925	117,623
Shares issued to holders in reinvestment of dividends	136	5
Shares redeemed	(34,590)	(583)
Net increase	60,471	117,045
Shares outstanding:
Beginning of period	117,145	100
End of period	177,616	117,145

Institutional Class
Shares sold	70,216	1,441,032
Shares issued to holders in reinvestment of dividends	882	1,634
Shares redeemed	(3,239)	(4)
Net increase	67,859	1,442,662
Shares outstanding:
Beginning of period	1,452,462	9,800
End of period	1,520,321	1,452,462

27

EntrepreneurShares Global Fund

NOTES TO FINANCIAL STATEMENTS

December 31, 2011(Unaudited)

Class A
Shares sold	—	1,722
Shares issued to holders in reinvestment of dividends	2	1
Shares redeemed	—	(4)
Net increase	2	1,719
Shares outstanding:
Beginning of period	1,819	100
End of period	1,821	1,819

8. RELATED PARTIES

At December 31, 2011, certain officers of the Trust were also employees of the Advisor. However, these officers were not compensated directly by the Fund. In addition, refer to Note 3, agreements.

9. SUBSEQUENT EVENTS EVALUATION

In preparing the statement of assets and liabilities, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. This evaluation did not result in any subsequent events that necessitated disclosure and/or adjustments.

10. OFFERING PRICE PER SHARE

The public offering price for Class A share is the net asset value plus a sales charge, which varies in accordance with the amount of the purchase up to a maximum of 4.75%. The public offering price for the Retail and Institutional Classes are the net asset value.

The Fund’s distributor, Rafferty Capital Markets, LLC (the “Distributor”) retains the entire sales charge when it makes sales directly to the public. Otherwise, when sales are made through dealers, the Distributor receives none of the related sales charge. For the period from July 1, 2011 to December 31, 2011, the Distributor received $0 on behalf of EntrepreneurShares Global Fund Class A. Sales charges are not an expense of the Fund and are not reflected in the financial statements of the Fund.

11. INVESTMENT TRANSACTIONS

During the period ended December 31, 2011, the aggregate purchases and sales of securities (excluding short-term) were:

Purchases: $3,572,452
Sales: $ 2,056,942

28

EntrepreneurShares Global Fund

NOTES TO FINANCIAL STATEMENTS

December 31, 2011(Unaudited)

12. NEW TAX LAW

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. One of the more prominent changes addresses capital loss carryforwards. Under the Act, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

29

EntrepreneurShares Global Fund

ADDITIONAL INFORMATION

(Unaudited)

1. ADDITIONAL DISCLOSURE REGARDING FUND TRUSTEES AND OFFICERS

Name, Address and	Position(s)	Term of	Principal Occupation(s)	Number of	Other
Birth Year	Held with	Office(1) and	During Past 5 Years	Portfolios in	Directorships
	Trust	Length of		Fund Complex	Held by Trustee
		Time Served		Overseen by	During Past
				Trustee	5 Years

Dr. Stephen Sohn	Trustee	Since 2010	Chairman – Quantum	1	None
40 Grove St. Suite 200			Aesthetic Surgery Inc.;
Wellesly Hills, MA			Former faculty member
02482			Harvard Medical School
Birth year: 1944			(1974 to 1996).

Thomas T. Stallkamp	Trustee	Since 2010	Founder/Principal –	1	Baxter International
40 Grove St. Suite 200			Collaborative		Inc. and
Wellesly Hills, MA			Management; Former		Borg Warner Inc.
02482			CEO/Chairman – MSX
Birth year: 1947			International (automotive
consulting) (2003 to 2004);
Former President and
Vice Chairman – Daimler
Chrysler (1980 to 1999).

George R. Berbeco	Trustee	Since 2010	Chairman – Bay Colony	1	None
40 Grove St. Suite 200			Development Corporation;
Wellesly Hills, MA			Former President – Devon
02482			Group and General Partner
Birth year: 1944			– Devon Capital Partners,
LP. (information systems
consulting) (2005 to 2009).

30

EntrepreneurShares Global Fund

ADDITIONAL INFORMATION

(continued) (Unaudited)

Name (Birth Year)	Position(s)	Term of	Principal Occupation(s)	Number of	Other
	Held with	Office(1)	During Past 5 Years	Portfolios	Director-
	Trust	and Length		in Fund	ships Held
		of Time		Complex	by Trustee
		Served		Overseen	During Past
				by Trustee	5 Years

Joel M. Shulman, CFA(2)	President	Since 2010	Member of the Advisor and	1	None
40 Grove St. Suite 200	and Trustee		the Sub-Advisor since 2010;
Wellesly Hills, MA			Chief Executive Officer of
02482			the Sub-Advisor since 2010;
Birth year: 1955			Tenured professor at Babson
College.

David Cragg	Secretary,	Since 2010	Member, and Chief	N/A	N/A
40 Grove St. Suite 200	Treasurer		Compliance Officer, of
Wellesly Hills, MA 02482	and Chief		Registered Alternative
Birth year: 1969	Compliance		Investment Advisers since
	Officer		2010. Former Chief
Financial Officer and Chief
Operating Officer of the
Leuthold Group (institutional
research) (1999 to 2009).

(1)	Each Trustee serves an indefinite term until the election of a successor. Each officer serves an indefinite term, renewed annually, until the election of a successor.
(2)	Dr. Shulman is considered an interested Trustee within the meaning of the 1940 Act because of his affiliation with the Advisor and the Sub-Advisor.

The Statement of Additional Information includes additional information about the Fund’s Trustees and is available free of charge upon request by calling the Fund toll free at (877) 271-8811.

2. SHAREHOLDER NOTIFICATION OF FEDERAL TAX STATUS

The Fund designates $0 of distributions paid during the period as net capital gain distribution eligible for long-term capital gain rates for individual shareholders.

For the period ended June 30, 2011, 100% of dividends paid from net ordinary income qualify for the dividends received deduction available to corporate shareholders.

The Fund designates 100% of their ordinary income distributions for the fiscal period as qualified dividend income under the Jobs and Growth Tax Reconciliation Act of 2003.

31

EntrepreneurShares Global Fund

ADDITIONAL INFORMATION (continued)

(Unaudited)

The Fund designates 0% of its ordinary income distribution as short-term capital gain distribution under Internal Revenue Code Section 871(k)(2)(c).

3. AVAILABILITY OF QUARTERLY PORTFOLIO HOLDINGS SCHEDULES

The Fund is required to file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Once filed, the Fund’s Form N-Q is available without charge, upon request on the SEC’s website (http://www.sec.gov) and may be available by calling 1.877.271.8811. You may also obtain copies at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1.800.SEC.0330.

4. PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1.877.271.8811 and on the SEC’s website (http://www.sec. gov). The Fund is required to file how they voted proxies related to portfolio securities during the most recent 12-month period ended June 30.

Once filed, the information is available without charge, upon request, by calling 1.877.271.8811 and on the SEC’s website (http://www.sec.gov). As of the date of this report, the Fund has not yet been required to file how it voted its proxies related to portfolio securities.

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Investment Advisor

Weston Capital Advisors, LLC

40 Grove Street, Suite 200

Wellesly Square, MA 02482

Investment Sub-Advisor

EntrepreneurShares, LLC

40 Grove Street, Suite 200

Wellesly Square, MA 02482

Independent Public Accounting Firm

Ernst & Young LLP

220 South Sixth Street Suite 1400

Minneapolis, MN 55402

Custodian

U.S. Bank, N.A.

1555 N. RiverCenter Drive, Suite 302

Milwaukee, WI 53212

Distributor

Rafferty Capital Markets, LLC

59 Hilton Ave.

Garden City, NY 11530

Administrator, Transfer Agent

And Dividend Disbursing Agent

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

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Item 11. Controls and Procedures.

(a)  The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)  There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)  (1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)  Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) EntrepreneurShares Series Trust

By (Signature and Title)*_/s/ Joel Shulman

Joel Shulman, President

Date March 2, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* _/s/ Joel Shulman

Joel Shulman, President

Date_March 2, 2012

By (Signature and Title)* _/s/ David Cragg

David Cragg, Treasurer

Date_February 27, 2012

* Print the name and title of each signing officer under his or her signature.

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